DERIVATIVE LIABILITIES (Schedule of Warrant Modification Expense) (Details) (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Warrant modification expense	$ 171,150			$ (1,068,320)	$ (1,068,320)	$ 1,239,470
August 17 2012 With Exercise Price $0.40 and Stock Price $0.069 [Member]
Warrant modification expense	1,091,513					1,091,513
August 18 2012 With Exercise Price $0.21 and Stock Price $0.067 [Member]
Warrant modification expense	$ 1,262,663					$ 1,262,663